Corporate and Group Information - Additional Information (Detail) - ChipMOS TECHNOLOGIES (Shanghai) LTD. [member]	Mar. 31, 2017
Disclosure of corporate and group information [Line Items]
Percentage of equity interest in subsidiary sold	54.98%
Percentage of equity interest in subsidiary	45.02%